April 18, 2012

VIA EDGAR & OVERNIGHT MAIL

Mr. Jeffrey Foor, Esq.

Division of Investment Management

United States Securities and Exchange Commission

100 F Street

Washington, DC 20549

RE:	SunAmerica Series Trust (the “Registrant”)

Registration Statement on Form N-1A

File No. 033-52742; 811-7238

CIK 0000892538

Dear Mr. Foor:

On behalf of the Registrant, submitted herewith for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Post-Effective Amendment No. 61 and Amendment No. 63 (collectively, the “Amendments”) under the 1933 and 1940 Acts, respectively to the Registration Statement on Form N-1A pursuant to Rule 485(a) of the 1933 Act.

The purpose of filing the Amendments is to add a new portfolio to the Registrant, SunAmerica Dynamic Strategic Portfolio. The Registrant respectively requests selective review of the Amendments. Registrant bases it request for selective review on the following:

(i)	The Staff of the Securities and Exchange Commission recently reviewed upon a filing that contained substantially similar disclosure to that contained herein.

(ii)	The relevant disclosure is contained in the Post-Effective Amendment No. 58 and Amendment No. 60 filed on January 20, 2012, File Nos. 033-52742 and 811-7238 (“Previous Filing”).

(iii)	There are no material differences between the Amendments and the Previous Filing other than the selection of a different consultant and respective Underlying Portfolios to the Fund-of-Funds Component.

Registrant commits to file a post-effective amendment that will incorporate any Staff comments.

Update to certain information to the Registrant will be included in a Rule 485(b) amendment filing. The Amendments will automatically become effective on July 3, 2012.

Any questions or comments with respect to the filing may be directed to the undersigned at 713-831-5165.

Very truly yours,

Nori L. Gabert